Defined Asset Funds[SM]

Select Ten Portfolio

1997


Series 2


A Simple Investment Strategy For Total Return


Merrill Lynch


The Dow Jones Industrial Average

The Dow Jones Industrial Average* (DJIA) consists of 30 common stocks chosen by the editors of The Wall Street Journal as representative of the New York Stock Exchange and of American industry. The companies are highly capitalized and their stocks are widely held by individual and institutional investors.

Allied Signal
Aluminum Co. of America
American Express
AT&T
Boeing
Caterpillar
Chevron
Coca-Cola
Walt Disney
Du Pont
Eastman Kodak
Exxon
General Electric
General Motors
Goodyear
Hewlett-Packard
IBM
International Paper
Johnson & Johnson
McDonald's
Merck
3M
J.P. Morgan & Co.
Philip Morris
Procter & Gamble
Sears Roebuck & Co.
Travelers Group
Union Carbide
United Technologies
Wal-Mart

-----------------
          *Dow Jones & Company, Inc., owner of the name "Dow Jones Industrial Average," is unaffiliated with, and did not participate in the creation of the Portfolio or the selection of its stocks, and has neither reviewed nor approved any information in this brochure or the prospectus relating to the Portfolio. The "S&P 500" is a trademark of Standard & Poor's Corporation.

SELECTING INVESTMENTS FOR YOUR PORTFOLIO CAN BE COMPLICATED. SOMETIMES, SIMPLE CAN BE BETTER.

The Select Ten Strategy

The Select Ten Portfolio seeks total return by holding the ten highest dividend-yielding stocks of the Dow Jones Industrial Average (the "Strategy Stocks") for about one year.

It's Simple

The Portfolio offers a simple way to seek potential values in the equity market by investing in established companies whose prices may be depressed.

The Portfolio consists of approximately equal values of the ten stocks in the DJIA having the highest dividend yield at the time of the offering, and will hold them for about one year. After one year, the Portfolio will liquidate. You may choose to reinvest your proceeds into the next Portfolio of the then-current Strategy Stocks, if available, at a reduced sales charge, or you can take the cash. Although this is a one year investment, we recommend you stay with the Strategy for a minimum of three to five years.

It's Convenient

You have a convenient way to invest in a fixed Portfolio of widely held stocks with just one purchase. You'll also enjoy the advantages of:

bullet  Low minimum investment.  You can get started with about $250.

bullet Quarterly dividends. You will receive four consolidated checks per year, not 40 for the 10 stocks.

bullet Reinvestment. You may choose to reinvest your dividends at a reduced sales charge to compound your income.

bullet No sell decisions. You are buying and holding for about a year, a Portfolio of established companies with relatively high dividend yields.


Select Ten Portfolio 1997 Series 2**
                                                 Ticker         Current
Name of Issuer                                   Symbol      Dividend Yield+

 1. AT&T Corporation                                 T            4.24%
 2. Philip Morris Companies, Inc.                    MO           4.06
 3. J.P. Morgan & Company, Inc.                     JPM           3.67
 4. General Motors Corporation                       GM           3.64
 5. Chevron Corporation                             CHV           3.29
 6. Exxon Corporation                               XON           3.00
 7. Minnesota Mining & Manufacturing Company        MMM           2.48
 8. International Paper Company                      IP           2.41
 9. Eastman Kodak Company                            EK           2.21
10. Du Pont (E.I.) De Nemours & Company              DD           2.21

**  Initial date of deposit -- April 28, 1997.
+ Current Dividend Yield for each security was calculated by annualizing the last quarterly or semi-annual ordinary dividend received on that security and dividing the result by that security's market value as of the close of trading on April 25, 1997. There can be no assurance that future dividends, if any, will be maintained at the indicated rates.
The Strategy does not reflect the research opinions or any buy or sell recommendation of any of the Sponsors.

Past Performance of Prior Select Ten Portfolios

The chart below shows average annual total returns for each of the three established Series, which assume an annual "rollover" into the next Portfolio. We've also included returns for the most recently completed Portfolio of each
Series:

Series From Inception through 3/31/97        Most Recently Completed Portfolio

                 Inception        Return           Period           Return

A Series          1/3/92          15.12%        1/18/96-2/28/97      31.27%
B Series          5/17/91         16.24%        5/10/95-6/28/96      25.75%
C Series          9/1/92          18.87%        9/12/95-10/31/96     30.30%

Past performance is no guarantee of future results. Average annual total return represents price changes plus dividends reinvested, divided by the initial public offering price, and reflects maximum sales charges and expenses. Returns for Series Since Inception and Most Recently Completed Portfolio will differ because Series Since Inception figures reflect a reduced sales charge for consecutive rollovers and because the performance period of the Most Recently Completed Portfolio is different.

Time In The Market

Average Annual Total Returns for periods Ending 12/31/96++: (dividends reinvested at year-end).

                 3 year    5 year     10 year    15 year    20 year    25 year

Strategy Stocks  21.96%    20.05%     17.62%     20.48%     17.41%     18.08%
DJIA             22.57%    18.20%     16.49%     18.27%     14.27%     12.76%
S&P 500*         19.44%    15.07%     15.20%     16.57%     14.33%     12.35%

[A mountain chart, captioned "Hypothetical Growth of $10,000 invested in 1972 through 3/31/97", compares the cumulative annual performance from 1972 through 1996 between the Strategy Stocks (blue), the Dow Jones Industrial Average
(pink), and the S&P 500 (green). A box in the upper left quadrant indicates the components of the chart. The y axis reflects years in 1 year increments. The initial value of each is $10,000; the ending values are as follows:
$659,215 (Strategy Stocks); $206,721 (DJIA); $188,717 (S&P 500).]


                       Annual Total Returns
                       Periods ending December 31

                        1972     1973     1974     1975     1976     1977       1978       1979      1980      1981

     Strategy Stocks   23.26%   -1.02%   -0.31%   57.02%   34.81%   -0.83%      0.16%     12.35%    26.37%     7.47%
Dow Jones Industrial
             Average   18.21%  -13.12%  -23.14%   44.40%   22.72%  -12.71%      2.69%     10.52%    21.41%    -3.40%
             S&P 500   18.98%  -14.66%  -26.47%   36.92%   23.53%   -7.19%      6.39%     18.02%    31.50%    -4.83%

                        1982     1983     1984     1985     1986     1987       1988       1989      1990      1991

     Strategy Stocks   25.46%   38.46%    7.34%   28.63%   34.57%    6.97%     21.50%     27.30%    -7.94%    33.37%
Dow Jones Industrial
             Average   25.79%   25.68%    1.06%   32.78%   26.91%    6.02%     15.95%     31.71%    -0.57%    23.93
            S&P 500    20.26%   22.27%    5.95%   31.43%   18.37%    5.67%     16.58%     31.11%    -3.20%    30.51

                        1992     1993     1994     1995     1996     1/1-     Average
                                                                    3/31/97
     Strategy Stocks    8.32%   26.92%    3.89%   36.48%   27.94%    3.32%     18.04%
Dow Jones Industrial
             Average    7.34%   16.72%    4.95%   36.48%   28.57%    2.63%     12.74%
             S&P 500    7.67%    9.97%    1.30%   37.10%   22.69%    2.70%     12.34%

Past performance of Strategy Stocks is no guarantee of future results of any Select Ten Portfolio. The charts above compare hypothetical performance of the Select Ten Strategy Stocks (not any actual Portfolio) with the actual performance of the Dow Jones Industrial Average and the S&P 500 Composite
Stock Price Index. There can be no assurance that any Portfolio will outperform these indices. The results shown represent price changes plus dividends reinvested at year end, and do not reflect sales charges, commissions, expenses or taxes. If Portfolio sales charges and expenses were deducted, the Strategy Stocks would have underperformed the DJIA in 11, and the S&P 500 index in 10, of the last 25 years. Portfolio performance will also differ from Strategy Stocks because Portfolios are established and liquidated at different times during the year, they normally purchase and sell stocks at prices different from the closing prices used in determining Portfolio unit price, Portfolios are not fully invested at all times and stocks may not be weighted equally. For additional information on Strategy Stocks and the Portfolio, please speak to your financial professional.

++ Average annual total returns represent the annual rate of price appreciation, plus dividends reinvested at each year end.

Defining Your Risks

At Defined Asset Funds, our goal is to give investors the information they need to make informed decisions. The following are important facts to keep in mind when considering this investment for your portfolio. Please read them carefully. Your financial professional will be happy to answer any questions you may have.

bullet The Portfolio is designed for investors able and willing to assume the risks generally associated with equity investments. It may not be appropriate for investors seeking preservation of capital or high current income.

bullet There can be no assurance that the Portfolio or Strategy will meet its objective.

bullet The value of your investment will fluctuate with the prices of the underlying stocks. There is no guarantee that dividend rates will be maintained or that stock prices will not decrease.

bullet These stocks may have higher yields because they or their industries are experiencing financial difficulties or are out of favor. There can be no assurance the market factors that caused these relatively low prices and high yields will change.

Defining Your Cost

Low Initial Sales Charge/
Reduced Charge for Rollovers

All investors pay a deferred sales charge of $1.75 per 1,000 units, deducted in each of the last ten months of the Portfolio ($17.50 total). First-time investors also pay an initial sales charge of approximately 1% when they buy.

                                     As a % of
                                  Public Offering      Amount Per
Amount Purchased                       Price           1,000 Units
------------------------------------------------------------------
Initial Sales Charge                   1.00%             $10.00
Deferred Sales Charge                  1.75%             $17.50
                                       ====              ======
Maximum Sales Charge                   2.75%             $27.50
------------------------------------------------------------------

If you sell your units before termination, the deferred sales charges are deducted, along with the estimated costs of selling Portfolio securities. If you roll over to a successor Portfolio, if available, the initial charge is waived. You pay the $17.50 deferred fee.

Volume Purchase Discounts

For larger purchases, the overall sales charges are reduced to put more of your investment dollars to work for you.

                              Total Sales Charge        Deferred Sales
                                 as a % of the            Charge Per
Amount Purchased             Public Offering Price        1,000 Units
----------------------------------------------------------------------
Less than $50,000                    2.75%                  $17.50
$50,000 to $99,999                   2.50%                  $17.50
$100,000 to $249,999                 2.00%                  $17.50
$250,000 to $999,999                 1.75%                  $17.50
$1,000,000 or more                   1.00%                  $10.00
----------------------------------------------------------------------

Tax Reporting

The proceeds received when you sell this investment will reflect the deduction of the deferred sales charge and the charge for organizational expenses. In addition, the annual statement and the relevant tax reporting forms you receive at year-end will reflect the actual amount paid to you (net of the deferred sales charge and the charge for organizational expenses). Accordingly, you should not increase your basis in your units by the deferred sales charge and the charge for organizational expenses.

Don't Delay

Call your financial professional for a free prospectus containing more complete information, including all charges and expenses. Read the prospectus carefully before you invest.

Additional Select Ten Portfolios containing the then-highest dividend-yielding stocks may be offered in the future. Information contained herein is subject to amendment. A registration statement relating to the securities of the next Portfolio has been filed with the Securities and Exchange Commission. The securities of that Portfolio may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This brochure shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such an offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of such state.

Other Select Series

Hong Kong Portfolio
      (Hang Seng Index)

Japan Portfolio
      (Nikkei Index)

United Kingdom Portfolio
      (Financial Times Index)

Select Growth Portfolio

Select S&P Intrinsic Value
      Portfolio

Select S&P Industrial
      Portfolio

Equity Investor Funds
Concept Series

Premier American Portfolio

Health Care Trust II

Natural Gas Trust 2

Real Estate Income Fund 2

TelebulletGlobal Trust 2

Equity Investor Funds
Utility Series

15th Utility Common Stock Series

Equity Investor Funds
Index Series

S&P 500 Index Trust 2

S&P MidCap Index Trust

Other Defined Asset Funds

Municipal Investment Trusts

Corporate Income Funds

Government Securities
      Income Funds

International Bond Funds